Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of estimated useful lives

	2025	2024
Buildings and improvements	3.08	3.12
Machinery, equipment and installations	7.43	7.65
Furniture and fixtures	11.00	9.83
IT equipment	19.95	21.07
Lab equipment	9.48	9.52
Security equipment	9.70	9.79
Vehicles	19.19	19.12
Other	18.73	18.29

Schedule of property, plant and equipment

	Lands	Buildings and improvements	Machinery, equipment and facilities	Projects and stoppage in progress (i)	Others	Total
Net book value	603	5,209	25,204	6,550	839	38,405
Cost	603	8,991	62,163	6,550	2,739	81,046
Accumulated depreciation		(3,781)	(36,959)		(1,901)	(42,641)
Balance as of December 31, 2023	603	5,209	25,204	6,550	839	38,405
Acquisitions		1	261	3,577	14	3,853
Foreign currency translation adjustment	42	278	1,760	253	35	2,368
Transfers by concluded projects		170	2,618	(3,038)	250
Disposals		(5)	(91)	(16)	24	(88)
Write-off due to the disposal of subsidiaries	(14)	(79)	(101)	(40)	(121)	(355)
Depreciation		(212)	(3,354)		(200)	(3,766)
Net book value	631	5,362	26,297	7,286	841	40,417
Cost	631	9,410	67,287	7,286	2,800	87,414
Accumulated depreciation		(4,048)	(40,990)		(1,959)	(46,997)
Balance as of December 31, 2024	631	5,362	26,297	7,286	841	40,417
Acquisitions		4	294	3,331	3	3,632
Foreign currency translation adjustment	(13)	47	(531)	(287)	(24)	(808)
Transfers by concluded projects	11	782	3,567	(4,766)	406
Disposals and asset provisions (ii)	(8)	(408)	(1,297)	(73)	(20)	(1,806)
Write-off due to the disposal of subsidiaries		(24)	(49)			(73)
Depreciation		(229)	(3,294)		(260)	(3,783)
Net book value	621	5,534	24,987	5,491	946	37,579
Cost	621	9,861	68,369	5,491	3,047	87,389
Accumulated depreciation		(4,327)	(43,382)		(2,101)	(49,810)
Balance as of December 31, 2025	621	5,534	24,987	5,491	946	37,579

(i)	As of December 31, 2025, the main amounts recorded under this item corresponded to expenditures with scheduled maintenance shutdowns at plants in the amount of R$ 1,065 (2024: R$ 1,131), capitalized financial charges in the amount of R$ 630 (2024: R$ 712), spare parts in the amount of R$ 628 (2024: R$ 664) and strategic projects ongoing in Brazil in the amount of R$ 250 (2024: R$ 443). The remainder amount of R$ 2,918 (2024: R$ 4,336) corresponds mainly to projects for maintaining the production capacity of plants.
(ii)	This refers predominantly to the impairment of assets of Braskem Idesa (Notes 1 and 12) and to the transformation process taking place in Alagoas (Note 1).